Subsequent Events - Additional Information (Detail) $ in Millions		1 Months Ended
	Oct. 28, 2021 USD ($)	Feb. 28, 2022	Mar. 11, 2022 BRL (R$)	Mar. 11, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
Abnormally large changes in operations [member] | Russia and Ukraine
Subsequent Event
Number of markets which contributes revenue		2
Abnormally large changes in operations [member] | Russia and Ukraine | Top of range [member]
Subsequent Event
Group’s consolidated net revenues		5.00%
Major Borrowings [Member] | Revolving credit facility | Natura and Co Luxembourg Holdings Sarl [member]
Subsequent Event
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 625.0
Period of borrowing term	36 months
Principal amount of borrowings obtained			R$ 1,116,200,000	$ 200.0
Major Borrowings [Member] | Revolving credit facility | Natura and Co Luxembourg Holdings Sarl [member] | Brazilian real per US dollar
Subsequent Event
Exchange rate | R$					5.581